Cover	12 Months Ended
Mar. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-42740
Entity Registrant Name	Robot Consulting Co., Ltd
Entity Central Index Key	0002007599
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	Le Graciel Building 2, 6th Floor
Entity Address, Address Line Two	5-22-6 Shinbashi
Entity Address, Address Line Three	Minato Ward
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	105-0005
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	42,210,000
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	606
Auditor Name	Grassi & Co., CPAs, P.C.
Auditor Location	Jericho, New York
American depositary shares, each representing one ordinary share
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares, each representing one ordinary share
Trading Symbol	LAWR
Security Exchange Name	NASDAQ
Ordinary shares*
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Le Graciel Building 2, 6th Floor
Entity Address, Address Line Two	5-22-6 Shinbashi
Entity Address, Address Line Three	Minato Ward
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	105-0005
City Area Code	+81 3
Local Phone Number	6280 5477
Contact Personnel Name	Kanato Asagarasu
Contact Personnel Email Address	info@robotconsulting.net